Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost, beginning balance	$ 707,063	$ 622,849
Entrance to consolidation, cost	33,638	60,474
Purchases, cost	15,913	15,591
Disposals, cost	(1,619)
Exchange rate differences from translation of foreign operations, Cost	(49,371)	8,149
Cost, ending balance	705,624	707,063
Accumulated depreciation:
Accumulated depreciation, ending balance	465,127	398,826
Depreciation, accumulated depreciation	49,501	58,684
Disposals, accumulated depreciation	(1,621)
Exchange rate differences from translation of foreign operations, accumulated depreciation	(30,109)	7,617
Accumulated depreciation, ending balance	482,898	465,127
Depreciated cost	222,726	241,936
Customer relationship [Member]
Cost:
Cost, beginning balance	307,256	253,064
Entrance to consolidation, cost	26,643	51,348
Purchases, cost		249
Exchange rate differences from translation of foreign operations, Cost	(23,920)	2,595
Cost, ending balance	309,979	307,256
Accumulated depreciation:
Accumulated depreciation, ending balance	154,112	125,577
Depreciation, accumulated depreciation	26,668	25,960
Exchange rate differences from translation of foreign operations, accumulated depreciation	(11,213)	2,575
Accumulated depreciation, ending balance	169,567	154,112
Depreciated cost	140,412	153,144
Capitalized Software costs [Member]
Cost:
Cost, beginning balance	289,506	269,374
Entrance to consolidation, cost
Purchases, cost	14,732	14,272
Disposals, cost	(415)
Exchange rate differences from translation of foreign operations, Cost	(20,785)	5,860
Cost, ending balance	283,038	289,506
Accumulated depreciation:
Accumulated depreciation, ending balance	243,264	218,762
Depreciation, accumulated depreciation	11,562	19,697
Disposals, accumulated depreciation	(416)
Exchange rate differences from translation of foreign operations, accumulated depreciation	(17,157)	4,805
Accumulated depreciation, ending balance	237,253	243,264
Depreciated cost	45,785	46,242
Acquired technology [Member]
Cost:
Cost, beginning balance	97,395	96,754
Entrance to consolidation, cost	6,152
Purchases, cost	1,181	1,070
Disposals, cost	(1,204)
Exchange rate differences from translation of foreign operations, Cost	(3,187)	(429)
Cost, ending balance	100,337	97,395
Accumulated depreciation:
Accumulated depreciation, ending balance	64,381	52,107
Depreciation, accumulated depreciation	9,986	12,096
Disposals, accumulated depreciation	(1,205)
Exchange rate differences from translation of foreign operations, accumulated depreciation	(1,319)	178
Accumulated depreciation, ending balance	71,843	64,381
Depreciated cost	28,494	33,014
Other [Member]
Cost:
Cost, beginning balance	12,906	3,657
Entrance to consolidation, cost	843	9,126
Exchange rate differences from translation of foreign operations, Cost	(1,479)	123
Cost, ending balance	12,270	12,906
Accumulated depreciation:
Accumulated depreciation, ending balance	3,370	2,380
Depreciation, accumulated depreciation	1,285	931
Exchange rate differences from translation of foreign operations, accumulated depreciation	(420)	59
Accumulated depreciation, ending balance	4,235	3,370
Depreciated cost	$ 8,035	$ 9,536